UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

Rice Hall James Micro Cap Portfolio

Institutional Class Shares - RHJSX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the Rice Hall James Micro Cap Portfolio (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://rhjfunds.com/how-to-invest/. You can also request this information by contacting us at 1-866-474-5669.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rice Hall James Micro Cap Portfolio, Institutional Class Shares	$59	1.25%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$15,494,068	69	$-	22%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Health Care
28.6%
Industrials
28.0%
Information Technology
16.3%
Consumer Discretionary
13.3%
Financials
4.3%
Consumer Staples
4.2%
Short-Term Investment
2.9%
Energy
2.6%

Value	Value
Energy	2.6%
Short-Term Investment	2.9%
Consumer Staples	4.2%
Financials	4.3%
Consumer Discretionary	13.3%
Information Technology	16.3%
Industrials	28.0%
Health Care	28.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
LeMaitre Vascular	3.0%
ADMA Biologics	2.9%
Healthcare Services Group	2.4%
Lincoln Educational Services	2.3%
Construction Partners, Cl A	2.3%
ANI Pharmaceuticals	2.2%
Federal Agricultural Mortgage, Cl C	2.2%
Huron Consulting Group	2.2%
Genius Sports	2.2%
Pennant Group	2.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-474-5669

  https://rhjfunds.com/how-to-invest/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-474-5669 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

RHJSX-SAR-2025

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors' Inner Circle Fund

The Rice Hall James Funds

Semi-Annual Financials and Other Information April 30, 2025

Rice Hall James Micro Cap Portfolio

Investment Adviser:

Rice Hall James & Associates, LLC

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO April 30, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes	7
Financial Highlights	8
Notes to Financial Statements	9
Other Information - (Form N-CSRS Items 8-11)	19

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
April 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 97.4%

	Shares	Value
CONSUMER DISCRETIONARY — 13.3%
Figs, Cl A*	28,700	$115,661
First Watch Restaurant Group*	4,700	83,002
Genius Sports*	31,200	336,648
Green Brick Partners*	5,150	303,799
Johnson Outdoors, Cl A	5,116	116,798
Lincoln Educational Services*	21,406	361,761
Lindblad Expeditions Holdings*	22,074	195,134
Petco Health & Wellness, Cl A*	51,500	151,925
Portillo's, Cl A*	17,245	178,313
Standard Motor Products	8,229	223,006
		2,066,047
CONSUMER STAPLES — 4.2%
Grocery Outlet Holding*	7,100	119,209
Hain Celestial Group*	12,100	36,784
Mama's Creations*	28,545	188,397
Vital Farms*	8,884	304,188
		648,578
ENERGY — 2.6%
Core Laboratories	16,600	188,742
Newpark Resources*	36,100	208,658
		397,400
FINANCIALS — 4.3%
Federal Agricultural Mortgage, Cl C	1,969	345,225
Live Oak Bancshares	7,565	197,749
Plumas Bancorp	2,800	123,452
		666,426
HEALTH CARE — 28.7%
ADMA Biologics*	18,693	444,893
ANI Pharmaceuticals*	4,918	348,293
Aurinia Pharmaceuticals*	23,500	193,640
Avanos Medical*	10,900	136,795

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
April 30, 2025 (Unaudited)

COMMON STOCK†† — continued

	Shares	Value
HEALTH CARE — continued
Axogen*	13,016	$211,770
iRadimed	5,866	307,437
LeMaitre Vascular	5,124	464,952
MaxCyte*	41,200	117,008
Mesa Laboratories	2,256	260,004
Mirum Pharmaceuticals*	7,242	314,665
Omnicell*	3,500	109,410
Pennant Group*	12,740	326,399
Simulations Plus	9,046	310,730
Tactile Systems Technology*	13,556	191,411
U.S. Physical Therapy	2,950	209,774
UFP Technologies*	1,562	325,740
Viemed Healthcare*	23,400	165,438
		4,438,359
INDUSTRIALS — 28.0%
Alamo Group	1,591	265,665
American Superconductor*	10,095	200,386
Blue Bird*	2,600	90,662
CBIZ*	3,581	243,866
Construction Partners, Cl A*	4,319	354,763
CRA International	1,626	263,737
Douglas Dynamics	7,199	172,632
Ducommun*	5,121	293,536
Energy Recovery*	20,654	319,105
Healthcare Services Group*	26,500	376,565
Helios Technologies	4,800	130,848
Huron Consulting Group*	2,551	343,850
Liquidity Services*	9,814	311,889
Montrose Environmental Group*	5,599	81,913
Proto Labs*	6,500	228,540
Sterling Infrastructure*	1,198	179,017

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
April 30, 2025 (Unaudited)

COMMON STOCK†† — continued

	Shares	Value
INDUSTRIALS — continued
Thermon Group Holdings*	9,481	$248,686
Transcat*	2,971	235,689
		4,341,349

INFORMATION TECHNOLOGY — 16.3%
A10 Networks	17,998	296,607
Aehr Test Systems*	20,600	175,718
Applied Optoelectronics*	8,200	104,878
Axcelis Technologies*	1,280	62,694
BigCommerce Holdings*	36,900	191,142
Clearfield*	3,785	108,516
Docebo*	5,800	181,250
Grid Dynamics Holdings*	16,200	229,392
Napco Security Technologies	8,522	194,728
nLight*	22,309	172,002
Olo, Cl A*	45,014	279,087
Powerfleet NJ*	34,000	171,360
PROS Holdings*	11,821	201,903
Vishay Precision Group*	6,347	158,294
		2,527,571
TOTAL COMMON STOCK
(Cost $13,444,002)		15,085,730

SHORT-TERM INVESTMENT(A) — 2.9%

First American Government Obligations
Fund, Cl X , 4.250%
(Cost $446,714)	446,714	446,714
TOTAL INVESTMENTS— 100.3%
(Cost $13,890,716)		$15,532,444

Percentages are based on Net Assets of $15,494,068.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
April 30, 2025 (Unaudited)

††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	The rate reported is the 7-day effective yield as of April 30, 2025.

Cl Class

As of April 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
April 30, 2025 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at Value (Cost $13,890,716)	$15,532,444
Due from Investment Adviser	16,936
Dividends Receivable	2,003
Prepaid Expenses	9,871
Total Assets	15,561,254

Liabilities:
Transfer Agent Fees Payable	23,789
Printing Fees Payable	14,431
Audit Fees Payable	9,772
Payable to Administrator	8,219
Legal Fees Payable	5,607
Chief Compliance Officer Fees Payable	3,508
Other Accrued Expenses	1,860
Total Liabilities	67,186

Commitments and Contingencies †
Net Assets	$15,494,068

Net Assets Consist of:
Paid-in Capital	$13,885,715
Total Distributable Earnings	1,608,353
Net Assets	$15,494,068
Institutional Class Shares:
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	793,461
Net Asset Value,
Per share — Institutional Class	$19.53

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
For the six months ended
April 30, 2025 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income
Dividends	$50,233
Total Investment Income	50,233

Expenses
Investment Advisory Fees	67,144
Administration Fees	49,482
Trustees' Fees	14,954
Chief Compliance Officer Fees	4,791
Transfer Agent Fees	56,121
Legal Fees	20,139
Printing Fees	11,208
Registration and Filing Fees	11,106
Audit Fees	9,772
Custodian Fees	2,534
Other Expenses	14,828
Expenses Before Expense Waiver, Reimbursement and Fees Paid Indirectly	262,079
Less:
Waiver of Investment Advisory Fees	(67,144)
Reimbursement from Adviser	(82,676)
Fees Paid Indirectly(1)	(2,027)
Net Expenses After Expense Waiver, Reimbursement and Fees Paid Indirectly	110,232
Net Investment Loss	(59,999)
Net Realized Gain on Investments	365,040
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,889,156)
Total Net Realized and Unrealized
Loss on Investments	(1,524,116)
Net Decrease in Net Assets Resulting from Operations	$(1,584,115)

(1)	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended April	Year Ended
	30, 2025	October 31,
	(Unaudited)	2024
Operations:
Net Investment Loss	$(59,999)	$(110,407)
Net Realized Gain	365,040	2,052,326
Net Change in Unrealized Appreciation (Depreciation)	(1,889,156)	3,415,969
Net Increase (Decrease) in Net Assets Resulting in Operations	(1,584,115)	5,357,888

Distributions:	(1,884,033)	(4,937,360)

Capital Share Transactions:
Issued	252,837	934,482
Reinvestment of Distributions	1,750,778	4,473,431
Redemption Fees(1)	40	306
Redeemed	(1,990,811)	(9,157,536)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	12,844	(3,749,317)
Total Decrease in Net Assets	(3,455,304)	(3,328,789)

Net Assets:
Beginning of Period/Year	18,949,372	22,278,161
End of Period/Year	$15,494,068	$18,949,372

Shares Issued and Redeemed:
Issued	12,290	40,537
Reinvestment of Distributions	77,812	202,877
Redeemed	(88,494)	(392,818)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,608	(149,404)

(1)	See Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period

	Six Months		Years Ended October 31,
	Ended April
	30, 2025
	(Unaudited)		2024		2023		2022		2021		2020
Net Asset Value,
Beginning of Period/Year	$23.93		$23.67		$29.57		$42.96		$26.69		$28.01
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.07)		(0.13)		(0.14)		(0.23)		(0.35)		(0.19)
Net Realized and Unrealized Gain (Loss)	(1.89)		6.21		(3.59)		(5.08)		16.62		(0.82)
Total from Investment Operations	(1.96)		6.08		(3.73)		(5.31)		16.27		(1.01)
Redemption Fees	—	^	—	^	—	^	—	^	—	^	0.01

Distributions from:
Net Realized Gain	(2.44)		(5.82)		(2.17)		(8.08)		—		(0.32)
Total Distributions	(2.44)		(5.82)		(2.17)		(8.08)		—		(0.32)
Net Asset Value, End of Period/Year	$19.53		$23.93		$23.67		$29.57		$42.96		$26.69
Total Return†	(9.55)%		27.79%		(13.28)%		(15.03)%		60.96%		(3.65)%
Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$15,494		$18,949		$22,278		$45,075		$54,799		$37,948
Ratio of Net Expenses to Average Net Assets	1.25	%*(2)	1.25	%(2)	1.25	%(2)	1.25	%(2)	1.25	%(2)	1.25	%(2)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	2.92	%*	2.65%		2.08%		1.76%		1.56%		1.65%
Ratio of Net Investment Loss to Average Net Assets	(0.67	)%*	(0.53)%		(0.50)%		(0.72)%		(0.90)%		(0.76)%
Portfolio Turnover Rate†	22%		35%		32%		43%		40%		69%

*	Annualized.

^	Value is less than $0.005 per share.

†	Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had certain fees not been waived and/or expenses assumed by the Adviser during the year or period.

(1)	Per share calculations were performed using average shares for the year or period.

(2)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have decreased by 2 basis points (bps), 5 bps, 6 bps, 2 bps, 1 bps and 2 bps, respectively.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
April 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997, as amended on May 15, 2012 and August 18, 2020. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 27 funds. The financial statements herein are those of the Rice Hall James Micro Cap Portfolio (the “Fund”). The Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the Fund is maximum capital appreciation. The Fund invests primarily (at least 80% of its net assets) in equity securities of U.S. micro cap companies that, at the time of initial purchase, fall within the range of companies in the Russell Microcap Index at reconstitution each June. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded, it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
April 30, 2025 (Unaudited)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by Rice Hall James & Associates, LLC (the "Adviser") and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2025, there were no securities valued in accordance with the fair value procedures.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session of the exchange on which the security is principally traded.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
April 30, 2025 (Unaudited)

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indicator of the risk associated with investing in these securities.

For details of the investments classifications refer to the schedule of investments.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more likely than not” (i.e., a greater than 50% probability) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
April 30, 2025 (Unaudited)

As of and during the six months ended April 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2025, the Fund did not incur any significant interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
April 30, 2025 (Unaudited)

Redemption Fees — The Fund imposes a 2.00% redemption fee on the value of Institutional Class shares redeemed fewer than 90 days from the date of purchase. The redemption fee is recorded as an increase to paid-in capital. The Fund imposed redemption fees of $40 and $306 for the six months ended April 30, 2025 and the year ended October 31, 2024, respectively.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2025, the Fund incurred fees of $49,482 for these services.

The Fund directs, via a network of executing brokers, certain fund trades to the Distributor, who pays a portion of the Fund’s expenses. Under this arrangement, the Fund had expenses reduced by $227, savings that were used to pay administrative expenses. This amount is included in “Fees Paid Indirectly” on the Statement of Operations.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. These fees are disclosed on the Statement of Operations as Shareholder Servicing fees, if applicable.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
April 30, 2025 (Unaudited)

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend-disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Fund may earn cash management credits that can be used to offset transfer agent expenses. During the six months ended April 30, 2025, the Fund earned credits of $1,800, which was used to offset transfer agent expenses. This amount is included in “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund. For its services, the Fund has a fee calculated at an annual rate of 0.75% of Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and non-routine expenses (collectively “excluded expenses”)) from exceeding 1.25% until February 28, 2026. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the six months ended April 30, 2025. In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee reduction and/or expense reimbursement and (ii) at the time of the recoupment.

As of April 30, 2025, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $265,761, expiring in 2026, $244,802, expiring in 2027, and $325,398, expiring in 2028.

During the six months ended April 30, 2025, the Fund did not recapture any previously waived fees and/or reimbursed expenses.

6. Investment Transactions:

For the six months ended April 30, 2025, the Fund made purchases of $3,887,648 and sales of $5,525,001 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
April 30, 2025 (Unaudited)

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. The permanent differences primarily consist of net of operating loss offset against short term capital gains.

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

	Ordinary Income	Long-Term Capital Gains	Total
2024	$—	$4,937,360	$4,937,360
2023	—	2,708,038	2,708,038

As of October 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed			Other	Total
Ordinary	Long-Term	Late-Year Loss	Unrealized	Temporary	Distributable
Income	Capital Gain	Deferral	Appreciation	Differences	Earnings
$220,997	$1,662,993	$(107,216)	$3,299,723	$4	$5,076,501

Late-year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2024 through October 31, 2024, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

For Federal income tax purposes, the difference between Federal tax cost and book cost is due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at April 30, 2025, were as follows:

	Aggregate	Aggregate
	Gross	Gross	Net
Federal	Unrealized	Unrealized	Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$13,890,716	$3,779,634	$(2,137,906)	$1,641,728

8. Concentration of Risks:

Equity Risk — Since the Fund purchases equity securities, the Fund is subject to equity risk, or the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and accordingly the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
April 30, 2025 (Unaudited)

Small-Capitalization Company Risk — The small-capitalization companies in which the Fund will invest may be more vulnerable to adverse business or economic events as compared to larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have comparatively limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Growth Style Risk — The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes can potentially offer above-average rates of earnings growth and that therefore may experience stock price increases that exceed the increases observed in the benchmark or in the stock’s peer universe. Over time and in different market environments, growth-style investing may fall in or out of favor, and in the latter case, the Fund may underperform other equity funds that rely on different investing styles or pursue different objectives.

Micro-Capitalization Company Risk — Micro-capitalization companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-capitalization companies may be less financially secure than large-, mid and small-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, as compared to the volume of information available about larger peers, there may be less public information available about these companies. Micro-capitalization stock prices may be more volatile than stock prices corresponding to large-, mid- and small-capitalization companies, and such stocks may be more thinly traded and thus difficult for the Fund to buy and sell in the market.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. A more complete description of risks associated with the Fund is included in the prospectus and statement of additional information.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
April 30, 2025 (Unaudited)

9. Concentration of Shareholders:

At April 30, 2025, 67% of total shares outstanding were held by three record shareholders, each owning 10% or greater of the aggregate shares outstanding. These are shareholder segments comprised of omnibus accounts that are held on behalf of individual shareholders.

10. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, remote, based on experience, the risk of loss from such claims is considered remote.

11. Recent Accounting Pronouncement:

In this reporting period, the Fund adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. SIMC acts as the Fund’s CODM. The CODM has determined that the Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
April 30, 2025 (Unaudited)

12. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments to the financial statements were required.

The Advisors’ Inner Circle Fund	RHJ MICRO CAP PORTFOLIO
April 30, 2025 (Unaudited)

Other Information - (Form N-CSRS Items 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Officers of the Trust, other than as disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

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The Rice Hall James Funds

P.O. Box 219009

Kansas City, MO 64121

866-474-5669

www.rhjfunds.com

Adviser:

Rice Hall James & Associates, LLC
600 West Broadway, Suite 1000
San Diego, CA 92101

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RHJ-SA-001-2400

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3)A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 7, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 7, 2025